CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
Summary of cash and cash equivalents

	As of December 31, 2022		As of December 31, 2023
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	440,557	440,557	345,575	345,575
US$	42,584	296,582	20,633	146,140
Total		737,139		491,715